Share-Based Compensation Plans - Deferred Stock Units (Details) - Deferred Stock Units	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares (in thousands)
Nonvested balance (shares) | shares	21,400
Granted (shares) | shares	29,700
Vested (shares) | shares	(21,400)
Nonvested balance (shares) | shares	29,700
Weighted-Average Grant Date Fair Value
Nonvested balance (in dollars per share) | $ / shares	$ 32.79
Granted (in dollars per share) | $ / shares	29.41
Vested (in dollars per share) | $ / shares	31.72
Nonvested balance (in dollars per share) | $ / shares	$ 29.41